Note 9 - Debt and Capital Leases (Details) - Debt and Capital Lease Obligations (Parentheticals)			12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				0 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Successor [Member] First Lien Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 Successor [Member] First Lien Term Loan [Member]	Dec. 31, 2013 Successor [Member] Tranche B Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 Successor [Member] Tranche B Term Loan [Member]	Dec. 31, 2013 Successor [Member] Tranche C Term Loan [Member] Eurodollar [Member]	Dec. 31, 2013 Successor [Member] Tranche C Term Loan [Member]	Dec. 31, 2013 Successor [Member] Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member]	Dec. 31, 2013 Successor [Member] Japanese Senior Secured Bank Debt [Member] Secured Debt [Member]	Dec. 31, 2012 Predecessor [Member] Tranche B Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2012 Predecessor [Member] Tranche B Term Loan [Member]	Dec. 31, 2012 Predecessor [Member] Tranche C Term Loan [Member] Eurodollar [Member]	Dec. 31, 2012 Predecessor [Member] Tranche C Term Loan [Member]	Dec. 31, 2012 Predecessor [Member] Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member]	Dec. 31, 2012 Predecessor [Member] Japanese Senior Secured Bank Debt [Member] Secured Debt [Member]	Jun. 07, 2013 First Lien Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member]	Jun. 07, 2013 First Lien Term Loan [Member]	Apr. 12, 2007 Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member]	Mar. 31, 2014 London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member]
Note 9 - Debt and Capital Leases (Details) - Debt and Capital Lease Obligations (Parentheticals) [Line Items]
Interest rate	4.00%	4.00%		4.00%					9.50%						9.50%			4.00%	9.50%
Secured debt, variable interest rate, basis spread			3.00%		2.00%		2.25%				2.00%		2.25%				3.00%			3.00%	3.00%
Secured debt, weighted average interest rate				4.00%		0.00%		0.00%		2.40%		2.29%		2.64%		1.90%